Segment Information - Schedule of Operating Segment Information (Details) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Gross margin	$ 454				$ 389							$ 874		$ 740		$ 1,507		$ 1,000		$ 843
Revenue	4,359	[1]			3,525	[1]						8,702	[1]	6,696	[1]	14,178		9,667	[2]	6,589	[2]
Less: other operating expenses	4,254				3,409							8,508		6,498		13,791		9,474		6,452
Total Assets	7,202		$ 6,576					$ 4,435				7,202				6,576		4,435		2,988
Income from continuing operations before income tax expense:
Operating income	105		76	$ 113	116		$ 82	97	$ 40	$ 32	$ 24	194		198		387		193		137
Other expenses, net	(25)				(15)							(50)		(30)		65		58		56
Income before income tax expense	80				101							144		168		322		135		81
Depreciation and amortization												89		62		126		134	[3]	94	[3]
Goodwill and intangible assets, net			641					361								641		361		330
Other operating
Segment Reporting Information [Line Items]
Revenue	195	[4]			174	[4]						403	[4]	322	[4]	684	[5]	434	[5]	205	[5]
Less: other operating expenses	(544)	[6]			(447)	[6]						(1,083)	[6]	(864)	[6]	1,804	[7]	1,241	[7]	911	[7]
Health Plans
Segment Reporting Information [Line Items]
Gross margin	435				375							842		710		1,447		947		799
Revenue	4,223	[1]			3,477	[1]						8,424	[1]	6,593	[1]	13,917		9,449	[2]	6,376	[2]
Total Assets	5,521		4,707					3,355				5,521				4,707		3,355		1,921
Income from continuing operations before income tax expense:
Depreciation and amortization																95		83	[3]	60	[3]
Goodwill and intangible assets, net			393					286								393		286		249
Molina Medicaid Solutions
Segment Reporting Information [Line Items]
Gross margin	5				14							11		30		55		53		44
Revenue	46	[1]			47	[1]						98	[1]	99	[1]	195		210	[2]	205	[2]
Total Assets	252		213					185				252				213		185		176
Income from continuing operations before income tax expense:
Depreciation and amortization																25		46	[3]	28	[3]
Goodwill and intangible assets, net			73					75								73		75		81
Other
Segment Reporting Information [Line Items]
Gross margin	14				0							21		0		5		0		0
Revenue	90	[1]			$ 1	[1]						180	[1]	$ 4	[1]	66		8	[2]	8	[2]
Total Assets	$ 1,429		1,656					895				$ 1,429				1,656		895		891
Income from continuing operations before income tax expense:
Depreciation and amortization																6		5	[3]	6	[3]
Goodwill and intangible assets, net			$ 175					$ 0								$ 175		$ 0		$ 0

[1]	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[2]	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[3]	Depreciation and amortization reported in accompanying consolidated statements of cash flows.
[4]	Other operating revenues include premium tax revenue, health insurer fee revenue, investment income and other revenue.
[5]	Other operating revenues include premium tax revenue, health insurer fee revenue, investment income and other revenue.
[6]	Other operating expenses include general and administrative expenses, premium tax expenses, health insurer fee expenses and depreciation and amortization.
[7]	Other operating expenses include general and administrative expenses, premium tax expenses, health insurer fee expenses and depreciation and amortization.